Income tax incurred and deferred: (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets	$ 303,612	$ 327,020
Deferred tax liability - Net	3,081,668	3,033,930	$ 1,870,660	$ 1,523,722
Not later than one year [member]
Deferred tax assets	53,121	73,710
Later than one year [member]
Deferred tax assets	250,491	253,310
Deferred tax liabilities	$ (3,385,280)	$ (3,360,950)